Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of Significant Contractual Obligations and Commitments

The Group has entered into non-cancelable contracts pertaining to purchase of data processing and technology platform infrastructure services, the commitments for which are summarized below.

	Payments due by period
	Total	Less than 1 year	1 to 5 years
(in $ millions)	$	$	$
Non-cancelable purchase obligations	181	111	70